Document and Entity Information	0 Months Ended
Oct. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2013
Registrant Name	MOTLEY FOOL FUNDS TRUST
Central Index Key	0001449871
Amendment Flag	false
Document Creation Date	Feb. 28, 2014
Document Effective Date	Feb. 28, 2014
Prospectus Date	Feb. 28, 2014
Motley Fool Independence Fund | Motley Fool Independence Fund
Risk/Return:
Trading Symbol	FOOLX
Motley Fool Great America Fund | Motley Fool Great America Fund
Risk/Return:
Trading Symbol	TMFGX
Motley Fool Epic Voyage Fund | Motley Fool Epic Voyage Fund
Risk/Return:
Trading Symbol	TMFEX